FINANCIAL INSTRUMENTS AND RISK MANAGEMENT (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Differences in foreign currency	$ 88,689,861	$ 49,411,608
Sensitivity analysis percentage	10.00%	10.00%
Sensitivity analysis rate	1.00%	2.00%